Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000125912 | FR_922GGL908
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000125912 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125912 | FR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125912 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125912 | FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000125912 | FR_91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125912 | FR_45866FAV6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_55261FAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_49306SAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_29365TAF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000125912 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000125912 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125912 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125912 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125912 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125912 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125912 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125912 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125912 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125912 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072676 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000072676 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072676 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072676 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000072676 | FR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072676 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072676 | FR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072676 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072676 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072676 | FR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072676 | AssetU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000072676 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000072676 | AssetFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000072676 | AssetOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000072676 | AssetFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072676 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000072676 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000072676 | AssetGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072676 | AssetUniform Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000072677 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000072677 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072677 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072677 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000072677 | FR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072677 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072677 | FR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072677 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072677 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072677 | FR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072677 | AssetU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000072677 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000072677 | AssetFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000072677 | AssetOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000072677 | AssetFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072677 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000072677 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000072677 | AssetGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072677 | AssetUniform Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072677 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072677 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000162345 | FR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000162345 | FR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000162345 | FR_46429B663
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000162345 | FR_464286533
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000162345 | FR_46431W507
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162345 | FR_464286806
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162345 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000162345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004536 | FR_313397UA7_0.000000_2026-03-09
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000004536 | FR_313385RP3_0.000000_2026-01-09
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004536 | FR_313385RW8_0.000000_2026-01-16
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004536 | FR_912797RL3_0.000000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004536 | FR_313385SD9_0.000000_2026-01-23
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004536 | FR_912797SE8_0.000000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004536 | FR_912797RT6_0.000000_2026-02-12
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004536 | FR_313385UK0_0.000000_2026-03-18
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004536 | FR_313385UM6_0.000000_2026-03-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004536 | FR_313313SR0_0.000000_2026-02-04
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004536 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000004536 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000004536 | AssetShort-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000072678 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000072678 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072678 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072678 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000072678 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000072678 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000072678 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072678 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072678 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000072678 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000072678 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072678 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072678 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072678 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072679 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000072679 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072679 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072679 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000072679 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000072679 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000072679 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072679 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000072679 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000072679 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000072679 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072679 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000072679 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072679 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072680 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072680 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072680 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072680 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072680 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072680 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072680 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072680 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072680 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072680 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072680 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000072680 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000072680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000072680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072680 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000072680 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000072680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000072680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000072680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000072681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072681 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072681 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072681 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000072681 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072681 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000072681 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000072681 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000072681 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000072681 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072681 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000072681 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000072681 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000072681 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000140836 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000140836 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000140836 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140836 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140836 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140836 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140836 | FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140836 | FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140836 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000140836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000140836 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000140836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000140836 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000140836 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140837 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140837 | FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140837 | FR_45245E109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140837 | FR_87650L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140837 | FR_604749101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_89422G107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140837 | FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140837 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140837 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000140837 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000140837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000140837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140837 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000140837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000140837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000140837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140837 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000072687 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000072687 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000072687 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072687 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072687 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072687 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072687 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072687 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072687 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072687 | FR_008492100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072687 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072687 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072687 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000072686 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000072686 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000072686 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072686 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072686 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072686 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072686 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072686 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072686 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072686 | FR_008492100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072686 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072686 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000072686 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072686 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000140840 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140840 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140840 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140840 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140840 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140840 | FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140840 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140840 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140840 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000140840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000140840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140840 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140840 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000140840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000140840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000140840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000140838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000140838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000140838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140838 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140838 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140838 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000140838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140838 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000140838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000140838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000140839 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140839 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140839 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000140839 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000140839 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140839 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140839 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140839 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140839 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000140839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000140839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140839 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000140839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000140839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%